Long-Term Debt (Details)	12 Months Ended																12 Months Ended		12 Months Ended						12 Months Ended			12 Months Ended			12 Months Ended															12 Months Ended				12 Months Ended				12 Months Ended
	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2011 Secured Debt [Member] USD ($)	Dec. 31, 2010 Secured Debt [Member] USD ($)	Dec. 31, 2011 Secured Debt [Member] Turbine Square Two Pty Ltd [Member] USD ($)	Dec. 31, 2010 Secured Debt [Member] Turbine Square Two Pty Ltd [Member] USD ($)	Dec. 31, 2011 Secured Debt [Member] Catepillar Financial Services Corporation [Member] USD ($)	Dec. 31, 2010 Secured Debt [Member] Catepillar Financial Services Corporation [Member] USD ($)	Dec. 31, 2011 Secured Debt [Member] Mazuma Capital Corporation [Member] USD ($)	Dec. 31, 2010 Secured Debt [Member] Mazuma Capital Corporation [Member] USD ($)	Dec. 31, 2011 Secured Debt [Member] Navachab Lewcor Mining Contract [Member] USD ($)	Dec. 31, 2010 Secured Debt [Member] Navachab Lewcor Mining Contract [Member] USD ($)	Dec. 31, 2011 Secured Debt [Member] CSI Latina Arrendamento Mercantil S.A. [Member] USD ($)	Dec. 31, 2010 Secured Debt [Member] CSI Latina Arrendamento Mercantil S.A. [Member] USD ($)	Dec. 31, 2011 Unsecured Debt [Member] USD ($)	Dec. 31, 2010 Unsecured Debt [Member] USD ($)	Dec. 31, 2011 Unsecured Debt [Member] Mandatory Convertible Bonds [Member] USD ($)	Dec. 31, 2010 Unsecured Debt [Member] Mandatory Convertible Bonds [Member] USD ($)	Dec. 31, 2011 Unsecured Debt [Member] Rated Bonds [Member] USD ($)	Dec. 31, 2010 Unsecured Debt [Member] Rated Bonds [Member] USD ($)	Dec. 31, 2011 Unsecured Debt [Member] Syndicated Revolving Credit Facility [Member] USD ($)	Dec. 31, 2010 Unsecured Debt [Member] Syndicated Revolving Credit Facility [Member] USD ($)	Apr. 20, 2010 Unsecured Debt [Member] Syndicated Revolving Credit Facility [Member] USD ($)	Dec. 31, 2007 Unsecured Debt [Member] Syndicated Revolving Credit Facility [Member] USD ($)	Dec. 31, 2011 Unsecured Debt [Member] Syndicated Revolving Credit Facility Australian Dollar [Member] USD ($)	Dec. 31, 2011 Unsecured Debt [Member] Syndicated Revolving Credit Facility Australian Dollar [Member] AUD	Dec. 31, 2010 Unsecured Debt [Member] Syndicated Revolving Credit Facility Australian Dollar [Member] USD ($)	Dec. 31, 2011 Unsecured Debt [Member] Convertible Debt [Member] USD ($)	Dec. 31, 2010 Unsecured Debt [Member] Convertible Debt [Member] USD ($)	May 22, 2009 Unsecured Debt [Member] Convertible Debt [Member] USD ($)	Dec. 31, 2011 Unsecured Debt [Member] First Rand Bank Limited [Member] USD ($)	Dec. 31, 2011 Unsecured Debt [Member] First Rand Bank Limited [Member] ZAR	Dec. 31, 2010 Unsecured Debt [Member] First Rand Bank Limited [Member] USD ($)	Dec. 31, 2011 Unsecured Debt [Member] First Rand Bank Limited American Dollars [Member] USD ($)	Dec. 31, 2010 Unsecured Debt [Member] First Rand Bank Limited American Dollars [Member] USD ($)	Dec. 31, 2011 Unsecured Debt [Member] Absa American Dollars [Member] USD ($)	Dec. 31, 2010 Unsecured Debt [Member] Absa American Dollars [Member] USD ($)	Dec. 31, 2011 Unsecured Debt [Member] Nedbank American Dollars [Member] USD ($)	Dec. 31, 2010 Unsecured Debt [Member] Nedbank American Dollars [Member] USD ($)	Dec. 31, 2011 Unsecured Debt [Member] Standard Bank Of South Africa South African Rands [Member] USD ($)	Dec. 31, 2010 Unsecured Debt [Member] Standard Bank Of South Africa South African Rands [Member] USD ($)	Dec. 31, 2011 Unsecured Debt [Member] Nedbank South African Rands [Member] USD ($)	Dec. 31, 2010 Unsecured Debt [Member] Nedbank South African Rands [Member] USD ($)	Dec. 31, 2011 Unsecured Debt [Member] Absa South African Rands [Member] USD ($)	Dec. 31, 2010 Unsecured Debt [Member] Absa South African Rands [Member] USD ($)	Dec. 31, 2011 Unsecured Debt [Member] Grupo Santander Londres [Member] USD ($)	Dec. 31, 2010 Unsecured Debt [Member] Grupo Santander Londres [Member] USD ($)	Dec. 31, 2011 Unsecured Debt [Member] Grupo Santander Brasil [Member] USD ($)	Dec. 31, 2010 Unsecured Debt [Member] Grupo Santander Brasil [Member] USD ($)	Dec. 31, 2011 Unsecured Debt [Member] Brazilean Economic and Social Development Bank [Member] USD ($)	Dec. 31, 2010 Unsecured Debt [Member] Brazilean Economic and Social Development Bank [Member] USD ($)	Dec. 31, 2011 Unsecured Debt [Member] Banco De Desenvolvimento De Minas Gerais [Member] USD ($)	Dec. 31, 2010 Unsecured Debt [Member] Banco De Desenvolvimento De Minas Gerais [Member] USD ($)	Dec. 31, 2011 Unsecured Debt [Member] Ten Year Unsecured Notes [Member] USD ($)	Dec. 31, 2011 Unsecured Debt [Member] Thirty Year Unsecured Notes [Member] USD ($)
Capital Leases Future Minimum Payments Due Abstract
2012	$ 20,000,000
2013	19,000,000
2014	19,000,000
2015	7,000,000
2016	5,000,000
Thereafter	35,000,000
Total minimum lease payments	105,000,000
Less interest	(29,000,000)
Present value of net minimum lease payments	76,000,000
Less current portion	(14,000,000)
Long-term capital lease obligation	62,000,000
Debt Instrument Currency [Abstract]
United States dollars	2,437,000,000	2,585,000,000
South African rands	33,000,000	146,000,000
Brazilian real	6,000,000	6,000,000
Namibian Dollars	29,000,000	0
Debt, Long-term and Short-term, Combined Amount	2,505,000,000	2,737,000,000
Long Term Debt By Maturity [Abstract]
2012	32,000,000
2013	773,000,000
2014	673,000,000
2015	4,000,000
2016	2,000,000
Thereafter	1,021,000,000
Debt, Long-term and Short-term, Combined Amount	2,505,000,000	2,737,000,000
Debt Instrument [Line Items]
Debt And Capital Lease Obligations	1,745,000,000	1,863,000,000
Current maturities included in short term debt	(30,000,000)	(133,000,000)
Long-term debt	1,715,000,000	1,730,000,000
Unsecured Debt [Abstract]
Unsecured Debt																	760,000,000	874,000,000	1,006,000,000	1,006,000,000	0	50,000,000						659,000,000	633,000,000		0		107,000,000													0	4,000,000	2,000,000	4,000,000	1,000,000	1,000,000	1,000,000	0
Long term Debt Fair Value	758,000,000	872,000,000															758,000,000	872,000,000
Debt Instrument, Interest Rate, Stated Percentage [Abstract]
Debt Instrument Interest Rate Stated Percentage (Percent)																	6.00%											3.50%																				8.11%				4.50%		5.375%	6.50%
Line Of Credit Facility Interest Rate Description																					LIBOR plus 1.75 percent per annum				BSSY plus 2 percent per annum	BSSY plus 2 percent per annum					JIBAR plus 0.95 percent	JIBAR plus 0.95 percent														LIBOR plus 1.45 percent per annum				2.3 percent per annum plus delta exchange rate
Secured Debt [Abstract]
Secured Debt					33,000,000	39,000,000	10,000,000	13,000,000	2,000,000	4,000,000	29,000,000	0	2,000,000	2,000,000
Leases, Capital [Abstract]
Capital Lease Obligation Average Interest Rate (Percent)							5.46%		5.60%
Capital Lease Obligation Implied Interest Rate (Percent)					9.80%
Capital Lease Obligation Interest Rate (Percent)											8.40%		3.40%
Long Term Debt Other Disclosures [Abstract]
Debt Instrument Face Amount																	789,000,000													732,500,000																								700,000,000	300,000,000
Senior unsecured fixed rate bonds																			1,000,000,000	1,000,000,000								656,000,000	630,000,000
Drawn down																					0	50,000,000
Accrued interest																			12,000,000	12,000,000	0	0						3,000,000	3,000,000
Accrued interest included in short-term debt at fair value	(2,000,000)	(2,000,000)															(2,000,000)	(2,000,000)
Less: Unamortized discount																			(6,000,000)	(6,000,000)
Long-term debt duration (years)																									four year	four year		5-year																										10-year	30-year
Line Of Credit Facility [Abstract]
Line Of Credit Facility Maximum Borrowing Capacity																							1,000,000,000	1,150,000,000		600,000,000						1,500,000,000
Line of Credit Facility, Unused Capacity, Commitment Fee Percentage (Percent)																					0.70%				50.00%	50.00%
Frequency of Commitment Fee description																					quarterly in arrears				quarterly in arrears	quarterly in arrears
Line of Credit Facility - Debt drawn during the year																					100,000,000
Line of Credit Facility - Debt repaid during the year																					150,000,000
Undrawn borrowing facility															1,765,000,000	1,232,000,000					1,000,000,000	950,000,000			617,000,000		0				14,000,000		139,000,000	50,000,000	50,000,000	42,000,000	42,000,000	2,000,000	0	23,000,000	28,000,000	13,000,000	18,000,000	4,000,000	5,000,000
Longterm Convertible Debt Current And Noncurrent [Abstract]
Mandatory Convertible Bond Maximum Number Of Shares On Conversion (Shares)																	18,140,000
Mandatory Convertible Bond Minimum Number Of Shares On Conversion (Shares)																	14,511,937
Mandatory Convertible Bond Maximum Share Price On Conversion (Per share)																	$ 54.375
Mandatory Convertible Bond Minimum Share Price On Conversion (Per share)																	$ 43.50
Mandatory Convertible Bond Share Price At Period End (Per share)																	$ 42.45	$ 49.23
Convertible at initial conversion price (Per ADS)																												$ 47.6126
Base Principal Amount Of Conversion Feature																												100,000
Convertible Debt If Converted Value In Excess Of Principal																												130,000
Convertible Debt Dealing Days																												20 consecutive dealing days
Convertible Debt Notice Period																												five days
Convertible Bond Derivative Liability Roll Forward [Abstract]
Convertible Bond Derivative Liability, Opening balance																												176,000,000	175,000,000	142,200,000
Fair value movements on conversion features of convertible bonds	(84,000,000)																											(84,000,000)	1,000,000
Convertible Bond Derivative Liability, Closing balance																												92,000,000	176,000,000	142,200,000
Capital Leases, Balance Sheet, Assets by Major Class, Net [Abstract]
Capital Leased Assets - Cost			97,000,000	63,000,000	39,000,000	37,000,000	16,000,000	15,000,000	7,000,000	8,000,000	31,000,000	0	4,000,000	3,000,000
Capital Lease Assets Accumulated Depreciation [Abstract]
Capital Leased Assets - Accumulated Depreciation			$ 30,000,000	$ 15,000,000	$ 18,000,000	$ 9,000,000	$ 5,000,000	$ 2,000,000	$ 3,000,000	$ 2,000,000	$ 2,000,000	$ 0	$ 2,000,000	$ 2,000,000